Schedule of estimated useful lives of property and equipment, net (Details)	Jun. 30, 2025
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	30 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	1 year
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years